Asset Acquisition (Tables)	6 Months Ended
Sep. 30, 2024
Disclosure of detailed information about business combination [abstract]
Schedule of estimated fair value of identifiable assets acquired and liabilities [Table Text Block]

Cash paid	$647
Shares issued	1,088
Holdback payable	500
Acquisition costs	141
Total consideration	$2,376

Land	$86
Building	1,587
Equipment	446
VAT receivables	360
Total assets	2,479
Current liabilities	(103)
Net assets acquired	$2,376